Note 4 - Related Party Transactions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
4.	Related party transactions

In addition to transactions disclosed elsewhere in the consolidated financial statements, the related party transactions for the years presented were as follows:

Dr. Lan Huang

Dr. Lan Huang provided consulting services to BeyondSpring US at a fee of
$75,
nil
and
nil
for the years ended
December 31, 2016,
2017
and
2018
respectively.

Wanchun Biotech as a noncontrolling shareholder

On
November 28, 2016
and
January 13, 2017,
Wanchunbulin entered into purchase contracts with Wanchun Biotech to purchase drugs from Wanchun Biotech for clinical research purpose. During the years ended
December 31, 2016,
2017,
and
2018,
Wanchun Biotech purchased drugs amounting to
$110
(
RMB754
),
$547
(
RMB3,770
) and
nil
from
third
party vendors and sold to Wanchunbulin without any margin, respectively.

Dr. Ramon Mohanlal, the Chief Medical Officer

In
December 2018,
the Company provided an interest-free loan amounting to
$481
to Dr. Ramon Mohanlal which was fully repaid in
April 2019.